12. FINANCIAL INSTRUMENTS (Details 6) - 12 months ended Dec. 31, 2017 R$ in Thousands, $ in Thousands		BRL (R$)	USD ($) R$ / $
Disclosure of detailed information about hedged items [line items]
Designated amounts | $			$ 1,566,000
Amortized part | $			$ (248,333)
Effect on Result | R$	[1]	R$ 92,140
Impact on Shareholders' equity | R$		R$ (395,524)
Hedging relationship 1
Disclosure of detailed information about hedged items [line items]
Designation date		11/3/2014
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange- R$ vs. US$ spot rate
Hedged period		October 2016 - September 2019
Exchange rate on designation | R$ / $			2.4442
Designated amounts | $			$ 500,000
Amortized part | $			$ (133,334)
Effect on Result | R$	[1]	R$ 53,203
Impact on Shareholders' equity | R$		R$ (316,726)
Hedging relationship 2
Disclosure of detailed information about hedged items [line items]
Designation date		12/1/2014
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		October 2015 - February 2019
Exchange rate on designation | R$ / $			2.5601
Designated amounts | $			$ 175,000
Amortized part | $			$ (114,999)
Effect on Result | R$	[1]	R$ 38,937
Impact on Shareholders' equity | R$		R$ (44,880)
Hedging relationship 3
Disclosure of detailed information about hedged items [line items]
Designation date		12/18/2014
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		May 2020
Exchange rate on designation | R$ / $			2.6781
Designated amounts | $			$ 100,000
Amortized part | $
Effect on Result | R$	[1]
Impact on Shareholders' equity | R$		R$ (62,990)
Hedging relationship 4
Disclosure of detailed information about hedged items [line items]
Designation date		07/21/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		July 2019 - March 2021
Exchange rate on designation | R$ / $			3.1813
Designated amounts | $			$ 60,000
Amortized part | $
Effect on Result | R$	[1]
Impact on Shareholders' equity | R$		R$ (7,602)
Hedging relationship 5
Disclosure of detailed information about hedged items [line items]
Designation date		07/23/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		July 2019 - March 2021
Exchange rate on designation | R$ / $			3.285
Designated amounts | $			$ 100,000
Amortized part | $
Effect on Result | R$	[1]
Impact on Shareholders' equity | R$		R$ (2,300)
Hedging relationship 6
Disclosure of detailed information about hedged items [line items]
Designation date		07/23/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		October 2018 - October 2022
Exchange rate on designation | R$ / $			3.285
Designated amounts | $			$ 30,000
Amortized part | $
Effect on Result | R$	[1]
Impact on Shareholders' equity | R$		R$ (690)
Hedging relationship 7
Disclosure of detailed information about hedged items [line items]
Designation date		07/24/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		October 2018 - October 2022
Exchange rate on designation | R$ / $			3.3254
Designated amounts | $			$ 100,000
Amortized part | $
Effect on Result | R$	[1]
Impact on Shareholders' equity | R$		R$ 1,740
Hedging relationship 8
Disclosure of detailed information about hedged items [line items]
Designation date		07/27/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		October 2018 - October 2022
Exchange rate on designation | R$ / $			3.3557
Designated amounts | $			$ 25,000
Amortized part | $
Effect on Result | R$	[1]
Impact on Shareholders' equity | R$		R$ 1,193
Hedging relationship 9
Disclosure of detailed information about hedged items [line items]
Designation date		07/27/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		October 2018 - October 2022
Exchange rate on designation | R$ / $			3.3557
Designated amounts | $			$ 70,000
Amortized part | $
Effect on Result | R$	[1]
Impact on Shareholders' equity | R$		R$ 3,339
Hedging relationship 10
Disclosure of detailed information about hedged items [line items]
Designation date		07/27/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		October 2018 - October 2022
Exchange rate on designation | R$ / $			3.3557
Designated amounts | $			$ 30,000
Amortized part | $
Effect on Result | R$	[1]
Impact on Shareholders' equity | R$		R$ 1,431
Hedging relationship 11
Disclosure of detailed information about hedged items [line items]
Designation date		07/28/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		October 2018 - October 2022
Exchange rate on designation | R$ / $			3.3815
Designated amounts | $			$ 30,000
Amortized part | $
Effect on Result | R$	[1]
Impact on Shareholders' equity | R$		R$ 2,205
Hedging relationship 12
Disclosure of detailed information about hedged items [line items]
Designation date		8/1/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period	[2]	-
Exchange rate on designation | R$ / $			3.394
Designated amounts | $			$ (9,000)
Amortized part | $
Effect on Result | R$	[1]
Impact on Shareholders' equity | R$		R$ (774)
Hedging relationship 13
Disclosure of detailed information about hedged items [line items]
Designation date		8/3/2015
Hedging instrument		Export prepayments in US$ to third parties
Hedged item		Part of the highly probable future monthly iron ore exports
Type of hedged risk		Foreign exchange - R$ vs. US$ spot rate
Hedged period		October 2018 - October 2022
Exchange rate on designation | R$ / $			3.394
Designated amounts | $			$ 355,000
Amortized part | $
Effect on Result | R$	[1]
Impact on Shareholders' equity | R$		R$ 30,530

[1]	The effect on the result was recorded in other operating expenses.
[2]	During the designation on August 2015, we reviewed the future export projections and identified that the amount of US$ 9 million designated previously were not highly probable due to Platt's quotation reduction. Therefore, the hedge relationship was discontinued from August 2015. The exchange rate of the effective period remains recorded in Stockholders' Equity until the time of debt settlement, in October 2022.